Shareholder Report, Holdings (Details)	Jun. 30, 2025
Columbia Variable Portfolio – Select Large Cap Equity Fund - Class 1 | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Columbia Variable Portfolio – Select Large Cap Equity Fund - Class 1 | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Columbia Variable Portfolio – Select Large Cap Equity Fund - Class 1 | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Columbia Variable Portfolio – Select Large Cap Equity Fund - Class 1 | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Columbia Variable Portfolio – Select Large Cap Equity Fund - Class 1 | Alphabet, Inc., Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Columbia Variable Portfolio – Select Large Cap Equity Fund - Class 1 | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Columbia Variable Portfolio – Select Large Cap Equity Fund - Class 1 | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Variable Portfolio – Select Large Cap Equity Fund - Class 1 | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Variable Portfolio – Select Large Cap Equity Fund - Class 1 | Goldman Sachs Group, Inc. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Variable Portfolio – Select Large Cap Equity Fund - Class 1 | Bank of America Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Variable Portfolio – Select Large Cap Equity Fund - Class 1 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.50%
Columbia Variable Portfolio – Select Large Cap Equity Fund - Class 1 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Columbia Variable Portfolio – Select Large Cap Equity Fund - Class 1 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Columbia Variable Portfolio – Select Large Cap Equity Fund - Class 1 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Columbia Variable Portfolio – Select Large Cap Equity Fund - Class 1 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Columbia Variable Portfolio – Select Large Cap Equity Fund - Class 1 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Columbia Variable Portfolio – Select Large Cap Equity Fund - Class 1 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Columbia Variable Portfolio – Select Large Cap Equity Fund - Class 1 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Columbia Variable Portfolio – Select Large Cap Equity Fund - Class 1 | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Variable Portfolio – Select Large Cap Equity Fund - Class 1 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Variable Portfolio – Select Large Cap Equity Fund - Class 1 | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.20%
Columbia Variable Portfolio – Select Large Cap Equity Fund - Class 1 | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Columbia Variable Portfolio – Select Large Cap Equity Fund - Class 2 | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Columbia Variable Portfolio – Select Large Cap Equity Fund - Class 2 | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Columbia Variable Portfolio – Select Large Cap Equity Fund - Class 2 | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Columbia Variable Portfolio – Select Large Cap Equity Fund - Class 2 | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Columbia Variable Portfolio – Select Large Cap Equity Fund - Class 2 | Alphabet, Inc., Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Columbia Variable Portfolio – Select Large Cap Equity Fund - Class 2 | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Columbia Variable Portfolio – Select Large Cap Equity Fund - Class 2 | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Variable Portfolio – Select Large Cap Equity Fund - Class 2 | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Variable Portfolio – Select Large Cap Equity Fund - Class 2 | Goldman Sachs Group, Inc. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Variable Portfolio – Select Large Cap Equity Fund - Class 2 | Bank of America Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Variable Portfolio – Select Large Cap Equity Fund - Class 2 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.50%
Columbia Variable Portfolio – Select Large Cap Equity Fund - Class 2 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Columbia Variable Portfolio – Select Large Cap Equity Fund - Class 2 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Columbia Variable Portfolio – Select Large Cap Equity Fund - Class 2 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Columbia Variable Portfolio – Select Large Cap Equity Fund - Class 2 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Columbia Variable Portfolio – Select Large Cap Equity Fund - Class 2 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Columbia Variable Portfolio – Select Large Cap Equity Fund - Class 2 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Columbia Variable Portfolio – Select Large Cap Equity Fund - Class 2 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Columbia Variable Portfolio – Select Large Cap Equity Fund - Class 2 | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Variable Portfolio – Select Large Cap Equity Fund - Class 2 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Variable Portfolio – Select Large Cap Equity Fund - Class 2 | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.20%
Columbia Variable Portfolio – Select Large Cap Equity Fund - Class 2 | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%